Closure and Reclamation Provisions (Schedule of Estimates Used in Closure and Rehabilitation Provisions) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 33,365
Caylloma M&I Property [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2022
Caylloma M&I Property [member] | Top of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2027
Caylloma M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 11,095
Estimated life of mine (years)	10 years
Discount rate	3.00%
Inflation rate	2.00%
San Jose M&I Property [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2025
San Jose M&I Property [member] | Top of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2037
San Jose M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 4,850
Estimated life of mine (years)	6 years
Discount rate	6.88%
Inflation rate	3.58%
Lindero Project [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2029
Lindero Project [member] | Top of range [member]
Disclosure of other provisions [line items]
Anticipated settlement date	2042
Lindero Project [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Undiscounted estimated cash flow	$ 17,420
Estimated life of mine (years)	14 years
Discount rate	1.94%
Inflation rate	2.00%